Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Equity Reserves	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Begning balance, Shares at Dec. 31, 2014	35,374,813
Begning balance, Amount at Dec. 31, 2014	$ 55,381,240	$ 10,320,406	$ (97,100)	$ (2,777,245)	$ (23,994,105)	$ 38,833,196
Common shares issued for cash, Brokered public offerings, Shares	1,001,196
Common shares issued for cash, Brokered public offerings, Amount	$ 1,213,120					1,213,120
Common shares issued for cash, Less share issuance costs, Shares
Common shares issued for cash, Less share issuance costs, Amount	$ (82,353)					(82,353)
Common shares issued for cash, exercise of stock options, Shares	922,000
Common shares issued for cash, exercise of stock options, Amount	$ 733,412					733,412
Carrying value of stock options exercised	995,242	(995,242)
Options and warrants cancelled or expired		(31,228)			31,228
Share-based payments (net of costs of $4,539)		36,171				36,171
Currency translation differences of foreign operations				(3,583,669)		(3,583,669)
Net income for the year					378,087	378,087
Ending balance, Shares at Dec. 31, 2015	37,298,009
Ending balance, Amount at Dec. 31, 2015	$ 58,240,661	9,330,107	(97,100)	(6,360,914)	(23,584,790)	37,527,964
Common shares issued for cash, Brokered public offerings, Shares	14,043,992
Common shares issued for cash, Brokered public offerings, Amount	$ 21,663,101					21,663,101
Common shares issued for cash, Less share issuance costs, Shares
Common shares issued for cash, Less share issuance costs, Amount	$ (1,458,599)					(1,458,599)
Common shares issued for cash, exercise of stock options, Shares	1,079,000
Common shares issued for cash, exercise of stock options, Amount	$ 948,690					948,690
Carrying value of stock options exercised	1,368,773	(1,368,773)
Options and warrants cancelled or expired		(205,790)			205,790
Share-based payments (net of costs of $4,539)		1,344,489				1,344,489
Currency translation differences of foreign operations				(95,273)		(95,273)
Shares issued for exploration and evaluation assets, Shares	10,000
Shares issued for exploration and evaluation assets, Amount	$ 22,347					22,347
Net income for the year					1,503,531	1,503,531
Ending balance, Shares at Dec. 31, 2016	52,431,001
Ending balance, Amount at Dec. 31, 2016	$ 80,784,973	9,100,033	(97,100)	(6,456,187)	(21,875,469)	61,456,250
Common shares issued for cash, Brokered public offerings, Shares	10,000
Common shares issued for cash, Brokered public offerings, Amount	$ 16,737					16,737
Common shares issued for cash, exercise of stock options, Shares	20,000
Common shares issued for cash, exercise of stock options, Amount	$ 24,836					24,836
Carrying value of stock options exercised	19,998	(19,998)
Options and warrants cancelled or expired		(138,812)			138,812
Share-based payments (net of costs of $4,539)		2,262,569				2,262,569
Currency translation differences of foreign operations				2,382,721		2,382,721
Carrying value of RSUs exercised, Shares	257,152
Carrying value of RSUs exercised, Amount	$ 622,719	(622,719)
Total share issuance costs	(1,660)					(1,660)
Net income for the year					2,653,461	2,653,461
Ending balance, Shares at Dec. 31, 2017	52,718,153
Ending balance, Amount at Dec. 31, 2017	$ 81,467,603	$ 10,581,073	$ (97,100)	$ (4,073,466)	$ (19,083,196)	$ 68,794,914